Provision for Site Reclamation (Schedule of Provision for Site Reclamation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision For Site Reclamation Schedule Of Provision For Site Reclamation
Balance as at December 31	$ 1,985,521	$ 964,960
Change in estimate	22,015	1,078,871
Foreign exchange adjustment	(8,064)	(71,958)
Accretion expense for the year	19,377	13,648
Balance as at December 31	$ 2,018,849	$ 1,985,521